Average Annual Total Returns - Retail Class - Transamerica Mid Cap Growth	A Inception Date	A Return Before Taxes 1 Year	A Return Before Taxes Since Inception	A Return After Taxes on Distributions 1 Year	A Return After Taxes on Distributions Since Inception	A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	A Return After Taxes on Distributions and Sale of Fund Shares Since Inception	C 1 Year	C Since Inception	C Inception Date	I 1 Year	I Since Inception	I Inception Date	Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes) 1 Year		Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	Mar. 10, 2017	22.89%	13.39%	21.31%	10.01%	14.26%	9.36%	27.89%	14.23%	Mar. 10, 2017	30.34%	15.39%	Mar. 10, 2017	35.59%	[1]	21.07%	[1]

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